Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Risk Management [Abstract]
Disclosure of market risk	The Agency & Execution segment includes the following eleven desks:

	December 31, 2025	December 31, 2024
Business	VaR	VaR	Additional risk metrics monitored
European Emerging Bonds	less than $0.5m		Stress, GMV, DV01, CS01, Aged Inventory
Equities Market Making	less than $0.5m	less than $0.5m	Gross long/short and single name equity delta, FX delta
FX Frontier	less than $0.5m	less than $0.5m	FX delta by currency, tenor and book
FX OTC	less than $0.5m	less than $0.5m	FX delta by currency, tenor and book
Interest Rate Swaps	less than $0.5m	less than $0.5m	PV01 by currency and tenor
U.S. Emerging Corporate Bond	less than $0.5m	less than $0.5m	Stress, GMV, DV01, CS01, Aged Inventory
U.S. Equity Securities Lending	less than $0.5m	less than $0.5m	Stress, GMV, DV01
U.S. Fixed Income Corporate Bond	less than $0.5m	less than $0.5m	Stress, GMV, DV01, CS01, Aged Inventory
U.S. Fixed Income Financing Services	less than $0.5m	less than $0.5m	Stress, GMV, DV01
Marex Fund (Formerly Volatility Performance Fund)	less than $0.5m	less than $0.5m	Equity delta and vega, tenor, FX delta
Winterflood- Equities Market Making	less than $0.5m		Gross long/short and single name equity delta, FX delta, DV01
Market risk management in the Market Making segment
VaR, is used to assess market risk associated with the Market Making segment which include the following four desks:

	December 31, 2025	December 31, 2024
Business	VaR	VaR	Additional risk metrics monitored
Agricultural	less than $1.0m	less than $3.0m	Outright Delta, Delta spreads, Vega
Metals	less than $2.0m	less than $2.0m	Outright Delta, Delta spreads, Vega
CSC Commodities	less than $0.5m	less than $0.5m	Outright Delta, Delta spreads, Vega
Energy Market Making	less than $1.5m	less than $1.0m	Outright Delta, Delta spreads, Vega, Stress

Disclosure of financial assets	Below is an analysis of the Group’s financial assets and liabilities as at 31 December.

	2025				2024
	FVTPL	FVTOCI	Amortized cost	Total	FVTPL	FVTOCI	Amortized cost	Total
Financial assets	$m	$m	$m	$m	$m	$m	$m	$m
Investments	3.0	25.5	—	28.5	—	24.0	—	24.0
Treasury instruments	8.3	—	533.2	541.5	29.7	—	626.1	655.8
Treasury instruments (pledged) and assets held under agreements to sell (repledged)[1]	—	—	3,496.8	3,496.8	—	—	2,912.9	2,912.9
Fixed income securities	97.9	—	0.5	98.4	87.7	—	—	87.7
Equity instruments	6,924.1	—	—	6,924.1	4,678.0	—	—	4,678.0
Derivative instruments[2]	2,327.6	12.7	—	2,340.3	1,162.0	1.5	—	1,163.5
Stock borrowing	2,858.2	—	—	2,858.2	1,781.7	—	—	1,781.7
Reverse repurchase agreements	3,117.1	—	—	3,117.1	2,490.4	—	—	2,490.4
Amounts due from exchanges, clearing houses and other counterparties	—	—	4,311.3	4,311.3	—	—	3,124.0	3,124.0
Amounts due from Prime Brokers	—	—	313.9	313.9	—	—	101.5	101.5
Amounts receivable from clients	169.5	—	2,916.2	3,085.7	51.9	—	2,685.2	2,737.1
Settlement balances	—	—	2,045.2	2,045.2	—	—	593.8	593.8
Trade debtors	56.6	—	310.8	367.4	108.7	—	174.8	283.5
Default funds and deposits	—	—	419.4	419.4	—	—	474.1	474.1
Loans receivable	—	—	283.2	283.2	—	—	89.8	89.8
Other debtors[3]	—	—	49.8	49.8	—	—	63.0	63.0
Cash and cash equivalents	—	—	2,881.2	2,881.2	—	—	2,556.6	2,556.6
	15,562.3	38.2	17,561.5	33,162.0	10,390.1	25.5	13,401.8	23,817.4
1.The fair value of the Treasury Instruments and Treasury instruments (pledged) and assets held under agreements to sell (repledged), which are Level 1 instruments as they are all quoted instruments, held at amortized cost at 31 December 2025 was $3,729.6m (2024: $3,541.7m). The fair values of other assets and liabilities at amortized cost are consistent with the carrying amount.
2. The Group manages the fixed interest risk on its vanilla debt instrument through interest rate and cross currency swaps as hedging instruments. Refer to note 23.
3.$100.3m (2024: $41.5m) of the other debtors balance mainly relates to sign-on bonuses and forgivable employee loans and are not included in the table above as they are not a financial asset.
34      Financial Instruments continued

	2025				2024
	FVTPL	FVTOCI	Amortized cost	Total	FVTPL	FVTOCI	Amortized cost	Total
Financial liabilities	$m	$m	$m	$m	$m	$m	$m	$m
Repurchase agreements	4,148.9	—	—	4,148.9	2,305.8		—	2,305.8
Derivative instruments	2,252.4	1.4	—	2,253.8	724.2	27.5	—	751.7
Short securities	2,215.7	—	—	2,215.7	1,704.6	—	—	1,704.6
Amounts due to exchanges, clearing houses and other counterparties	—	—	378.3	378.3	—	—	1,407.5	1,407.5
Amounts due to Prime Brokers	—	—	733.6	733.6	—	—	1,017.1	1,017.1
Amounts payable to clients	291.4	—	8,660.3	8,951.7	65.1	—	6,171.8	6,236.9
Settlement balances	—	—	2,096.4	2,096.4	—	—	482.3	482.3
Other creditors	25.5	—	104.4	129.9	7.4	—	108.6	116.0
Stock lending	4,883.0	—	613.7	5,496.7	3,480.9	—	1,471.2	4,952.1
Short-term borrowings	—	—	200.0	200.0	—	—	152.0	152.0
Debt securities[1]	4,227.0	—	1,494.6	5,721.6	2,674.6	—	929.9	3,604.5
Lease liability	—	—	97.3	97.3	—	—	77.5	77.5
Bank overdrafts	—	—	67.2	67.2	—	—	—	—
	18,043.9	1.4	14,445.8	32,491.1	10,962.6	27.5	11,817.9	22,808.0
1.Debt securities includes EMTN and the Group's Senior Note Program measured at amortized cost for which we apply fair value hedge accounting.
The following table shows an analysis of assets and liabilities recorded at fair value shown in accordance with the fair value hierarchy as at 31 December.

	2025				2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets – FVTPL:
Investments	—	3.0	—	3.0	—	—	—	—
Equity instruments	6,899.2	24.8	0.1	6,924.1	4,464.3	213.7	—	4,678.0
Treasury instruments	8.3	—	—	8.3	29.7	—	—	29.7
Fixed income securities	13.4	84.5	—	97.9	75.1	12.6	—	87.7
Derivative instruments	0.6	2,322.8	4.2	2,327.6	—	1,161.3	0.7	1,162.0
Amounts receivable from clients	169.5	—	—	169.5	51.9	—	—	51.9
Trade debtors	—	56.6	—	56.6	—	108.7	—	108.7
Reverse repurchase agreements	—	3,117.1	—	3,117.1	—	2,490.4	—	2,490.4
Stock borrowing	—	2,858.2	—	2,858.2	1,781.7	—	—	1,781.7
Financial assets – FVTOCI:								—
Investments	8.8	8.7	8.0	25.5	12.6	6.3	5.1	24.0
Derivative instruments	—	12.7	—	12.7	—	1.5	—	1.5
Financial liabilities – FVTOCI:								—
Derivative instruments	—	(1.4)	—	(1.4)	—	(27.5)	—	(27.5)
Financial liabilities – FVTPL:								—
Derivative instruments	(2.8)	(2,249.6)	—	(2,252.4)	—	(724.1)	(0.1)	(724.2)
Other payables	—	(25.5)	—	(25.5)	(7.4)	—	—	(7.4)
Amounts payable to clients	(291.4)	—	—	(291.4)	(65.1)	—	—	(65.1)
Short securities	(2,127.5)	(88.1)	(0.1)	(2,215.7)	(1,644.8)	(59.8)	—	(1,704.6)
Debt securities	—	(4,190.8)	(36.2)	(4,227.0)	—	(2,668.9)	(5.7)	(2,674.6)
Stock lending	—	(4,883.0)	—	(4,883.0)	(3,480.9)	—	—	(3,480.9)
Repurchase agreements	—	(4,148.9)	—	(4,148.9)	—	(2,305.8)	—	(2,305.8)
	4,678.1	(7,098.9)	(24.0)	(2,444.8)	1,217.1	(1,791.6)	—	(574.5)
In addition to the financial instruments presented above, the Group also holds inventory which is measured at fair value less costs to sell. Refer to note 20 'Inventory' for further details.
34      Financial Instruments continued
The table below reflects the Credit quality of financial assets and does not take into account collateral held.

	FVTPL	FVTOCI	Amortized Cost								Total Financial Assets
			AA and above	AA-	A+	A	A-	BBB+	Lower and unrated	Total Amortized Cost
2025	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Investments	3.0	25.5	—	—	—	—	—	—	—	—	28.5
Treasury instruments	8.3	—	84.1	67.5	—	320.7	60.9	—	—	533.2	541.5
Treasury instruments (pledged) and assets held under agreements to sell (repledged)	—	—	54.9	75.0	—	—	721.2	226.0	2,419.7	3,496.8	3,496.8
Fixed income securities	97.9	—	—	—	—	—	—	—	0.5	0.5	98.4
Equity instruments	6,924.1	—	—	—	—	—	—	—	—	—	6,924.1
Derivative instruments	2,327.6	12.7	—	—	—	—	—	—	—	—	2,340.3
Stock borrowing	2,858.2	—	—	—	—	—	—	—	—	—	2,858.2
Reverse repurchase agreements	3,117.1	—	—	—	—	—	—	—	—	—	3,117.1
Amounts due from exchanges, clearing houses and other counterparties	—	—	449.0	2,406.5	235.8	286.5	490.0	17.9	425.5	4,311.3	4,311.3
Amounts due from Prime Brokers	—	—	—	8.8	305.0	—	—	—	—	313.9	313.9
Amounts receivable from clients	169.5	—	—	14.5	0.1	1.2	—	4.1	2,896.3	2,916.2	3,085.7
Settlement balances	—	—	73.6	480.0	1,013.4	—	172.3	—	305.9	2,045.2	2,045.2
Trade debtors	56.6	—	—	—	—	—	—	—	310.8	310.8	367.4
Default funds and deposits	—	—	12.0	294.2	—	67.3	42.8	3.2	—	419.4	419.4
Loans receivable	—	—	—	—	—	—	—	—	283.2	283.2	283.2
Other debtors	—	—	—	—	—	—	—	—	49.8	49.8	49.8
Cash and cash equivalents	—	—	20.6	330.9	2,320.9	183.8	1.6	14.3	9.2	2,881.2	2,881.2
	15,562.3	38.2	694.2	3,677.4	3,875.2	859.5	1,488.8	265.5	6,700.9	17,561.5	33,162.0

	FVTPL	FVTOCI	Amortized Cost								Total Financial Assets
			AA and above	AA-	A+	A	A-	BBB+	Lower and unrated	Total Amortized Cost
2024	0	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Investments	—	24.0	—	—	—	—	—	—	—	—	24.0
Treasury instruments	29.7	—	35.5	436.6	124.2	—	—	—	29.8	626.1	655.8
Treasury instruments (pledged) and assets held under agreements to sell (repledged)	—	—	2,136.1	218.2	558.6	—	—	—	—	2,912.9	2,912.9
Fixed income securities	87.7	—	—	—	—	—	—	—	—	—	87.7
Equity instruments	4,678.0	—	—	—	—	—	—	—	—	—	4,678.0
Derivative instruments	1,162.0	1.5	—	—	—	—	—	—	—	—	1,163.5
Stock borrowing	1,781.7	—	—	—	—	—	—	—	—	—	1,781.7
Reverse repurchase agreements	2,490.4	—	—	—	—	—	—	—	—	—	2,490.4
Amounts due from exchanges, clearing houses and other counterparties	—	—	116.7	1,726.5	20.8	124.6	599.2	—	536.2	3,124.0	3,124.0
Amounts due from Prime Brokers	—	—	4.6	—	96.9	—	—	—	—	101.5	101.5
Amounts receivable from clients	51.9	—	—	—	0.6	2.0	—	6.1	2,676.5	2,685.2	2,737.1
Settlement balances	—	—	—	21.1	115.7	10.3	6.7	—	440.0	593.8	593.8
Trade debtors	108.7	—	—	—	—	—	—	—	174.8	174.8	283.5
Default funds and deposits	—	—	54.0	336.1	—	57.0	16.3	—	10.7	474.1	474.1
Loans receivable	—	—	—	—	—	—	—	—	89.8	89.8	89.8
Other debtors	—	—	—	—	—	—	—	—	63.0	63.0	63.0
Cash and cash equivalents	—	—	304.7	156.4	1,890.3	3.0	180.0	6.5	15.7	2,556.6	2,556.6
	10,390.1	25.5	2,651.6	2,894.9	2,807.1	196.9	802.3	12.6	4,036.5	13,401.8	23,817.5

Committed financing facilities	The following table details the Group’s available committed financing facilities including committed credit agreements:

Secured borrowings and committed revolving credit facilities:		2025	2024
		$m	$m
Amount used	27	200.0	152.0
Amount unused	27	380.0	275.0
		580.0	427.0

Disclosure of maturity analysis for non-derivative financial liabilities

	On demand	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
2025	$m	$m	$m	$m	$m	$m
Repurchase agreements	—	4,148.9	—	—	—	4,148.9
Short securities	—	2,215.7	—	—	—	2,215.7
Amounts due to exchanges, clearing houses and other counterparties[1]	378.3	—	—	—	—	378.3
Amounts due to Prime Brokers[1]	733.6	—	—	—	—	733.6
Amounts payable to clients[1]	8,951.7	—	—	—	—	8,951.7
Other creditors[1]	6.6	113.2	10.1	—	—	129.9
Stock lending	5,496.7	—	—	—	—	5,496.7
Settlement balances[1]	—	2,096.4	—	—	—	2,096.4
Short-term borrowings	200.0	—	—	—	—	200.0
Debt securities	—	2,148.2	1,246.1	2,256.8	70.5	5,721.6
Lease liabilities	—	3.1	10.0	75.0	39.5	127.6
Bank overdrafts	67.2	—	—	—	—	67.2
	15,834.1	10,725.5	1,266.2	2,331.8	110.0	30,267.6

	On demand	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
2024	$m	$m	$m	$m	$m	$m
Repurchase agreements	—	2,305.8	—	—	—	2,305.8
Short securities	—	1,704.6	—	—	—	1,704.6
Amounts due to exchanges, clearing houses and other counterparties[1]	1,218.8	188.0	0.7	—	—	1,407.5
Amounts due to Prime Brokers[1]	1,017.1	—	—	—	—	1,017.1
Amounts payable to clients[1]	6,236.9	—	—	—	—	6,236.9
Other creditors[1]	9.6	96.8	7.3	2.3	—	116.0
Stock lending	4,804.5	147.6	—	—	—	4,952.1
Settlement balances[1]	—	482.3	—	—	—	482.3
Short-term borrowings	—	152.0	—	—	—	152.0
Debt securities	—	1,235.8	883.8	1,434.9	50.0	3,604.5
Lease liabilities	—	3.7	10.3	52.9	37.4	104.3
	13,286.9	6,316.6	902.1	1,490.1	87.4	22,083.1
1.Amounts due to exchanges, clearing houses and other counterparties, amounts due to Prime Brokers, amounts payable to clients, settlement balances and other creditors are aggregated on the consolidated statement of financial position in trade and other payables and disaggregated in note 26.

	Lease liability
	2025	2024
	$m	$m
1 year	13.1	14.0
1 to 5 years	75.0	52.9
More than 5 years	39.5	37.4
	127.6	104.3
Less: future interest expense	(30.3)	(26.8)
	97.3	77.5

Disclosure of maturity analysis for non-derivative financial assets	Amounts due to exchanges, clearing houses and other counterparties, amounts due to Prime Brokers, amounts payable to clients, settlement balances and other creditors are aggregated on the consolidated statement of financial position in trade and other payables and disaggregated in note 26.
35      Financial Risk Management continued
Shown below is the Group’s contractual maturity for non-derivative financial assets:

2025	On demand $m	Less than 3 months $m	3 to 12 months $m	1 to 5 years $m	More than 5 years $m	Total $m
Treasury instruments	—	130.2	—	403.0	8.3	541.5
Treasury instruments (pledged) and assets held under agreements to sell (repledged)	—	3,496.8	—	—	—	3,496.8
Fixed income securities	96.4	—	2.0	—	—	98.4
Equity instruments	6,924.1	—	—	—	—	6,924.1
Stock borrowing	2,858.2	—	—	—	—	2,858.2
Reverse repurchase agreements	—	3,117.1	—	—	—	3,117.1
Amounts due from exchanges, clearing houses and other counterparties[1]	4,311.3	—	—	—	—	4,311.3
Amounts due from Prime Brokers[1]	313.9	—	—	—	—	313.9
Amounts receivable from clients[1]	3,085.7	—	—	—	—	3,085.7
Settlement balances[1]	—	2,045.2	—	—	—	2,045.2
Trade debtors[1]	92.2	263.8	10.9	0.5	—	367.4
Default funds and deposits[1]	—	419.4	—	—	—	419.4
Loans receivable[1]	102.8	13.8	166.6	—	—	283.2
Other debtors[1]	22.1	23.1	1.6	1.2	1.8	49.8
Cash and cash equivalents	2,881.2	—	—	—	—	2,881.2
	20,687.9	9,509.4	181.1	404.7	10.1	30,793.2

2024	On demand $m	Less than 3 months $m	3 to 12 months $m	1 to 5 years $m	More than 5 years $m	Total $m
Treasury instruments	125.6	153.4	277.2	99.6	—	655.8
Treasury instruments (pledged) and assets held under agreements to sell (repledged)	—	2,485.2	402.2	25.5	—	2,912.9
Fixed income securities	75.2	12.5	—	—	—	87.7
Equity instruments	4,464.3	213.7	—	—	—	4,678.0
Stock borrowing	1,577.9	203.7	—	—	—	1,781.6
Reverse repurchase agreements	213.0	2,277.4	—	—	—	2,490.4
Amounts due from exchanges, clearing houses and other counterparties[1]	3,124.0	—	—	—	—	3,124.0
Amounts due from Prime Brokers[1]	101.5	—	—	—	—	101.5
Amounts receivable from clients[1]	2,737.1	—	—	—	—	2,737.1
Settlement balances[1]	—	593.8	—	—	—	593.8
Trade debtors[1]	60.6	120.9	99.9	2.1	—	283.5
Default funds and deposits[1]	6.9	416.4	4.9	45.9	—	474.1
Loans receivable[1]	63.7	25.7	0.4	—	—	89.8
Other debtors[1]	32.8	24.1	1.5	3.2	1.4	63.0
Cash and cash equivalents	2,556.6	—	—	—	—	2,556.6
	15,139.2	6,526.8	786.1	176.3	1.4	22,629.8
1.Both assets and liabilities are included to understand the Group’s liquidity risk management, as the liquidity is managed on a net asset and liability basis. Amounts due from exchanges, clearing houses and other counterparties, amounts due from Prime Brokers, amounts receivable from clients, trade debtors, default funds and deposits, loans receivable, settlement balances and other debtors are aggregated on the statement of financial position in trade and other receivables and disaggregated in note 25.
Disclosure of maturity analysis for financial assets held for managing liquidity risk	The following table details the Group’s contractual maturity for derivative financial assets and derivative financial liabilities as at 31 December 2025:

2025	On demand	Less than 3 months	3 to 12 months	1 to 5 years	5 + years	Total
Derivative instruments	$m	$m	$m	$m	$m	$m
Assets	—	1,340.0	369.7	601.7	28.8	2,340.3
Liabilities	—	(1,129.7)	(550.3)	(532.0)	(41.8)	(2,253.8)
	—	210.3	(180.6)	69.7	(13.0)	86.5
The following table details the Group’s contractual maturity for derivative financial assets and derivative financial liabilities as at 31 December 2024:

2024	On demand	Less than 3 months	3 to 12 months	1 to 5 years	5 + years	Total
Derivative instruments	$m	$m	$m	$m	$m	$m
Assets	—	381.4	381.3	396.5	4.3	1,163.5
Liabilities	—	(357.3)	(164.9)	(209.3)	(20.2)	(751.7)
	—	24.1	216.4	187.2	(15.9)	411.8